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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4009
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                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2007
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                                      COMPASS [graphic omitted]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                        FIXED/VARIABLE ANNUITIES
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS

                     QUARTERLY PORTFOLIO HOLDINGS o MARCH 31, 2007

                     Government Securities Variable Account

                                                                      issued by
                                   Sun Life Assurance Company of Canada (U.S.),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.
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
PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

Government Securities Variable Account

ISSUER                                                                                             SHARES/PAR           VALUE ($)

BONDS - 97.6%

AGENCY - OTHER - 4.5%
Financing Corp., 9.4%, 2018                                                                       $   780,000         $ 1,059,434
Financing Corp., 10.35%, 2018                                                                       1,150,000           1,666,357
Financing Corp., STRIPS, 0%, 2017                                                                   1,220,000             713,480
                                                                                                                      -----------
                                                                                                                      $ 3,439,271
                                                                                                                      -----------
MORTGAGE BACKED - 53.8%
Fannie Mae, 4.73%, 2012                                                                           $    93,821         $    92,360
Fannie Mae, 4.79%, 2012                                                                               934,169             913,291
Fannie Mae, 4.8%, 2013                                                                                 88,322              87,195
Fannie Mae, 4.845%, 2013                                                                              259,168             255,814
Fannie Mae, 5%, 2013 - 2027                                                                         2,666,300           2,640,919
Fannie Mae, 5.06%, 2013                                                                               104,391             103,924
Fannie Mae, 4.518%, 2014                                                                              159,710             155,171
Fannie Mae, 4.6%, 2014                                                                                124,558             121,331
Fannie Mae, 4.666%, 2014                                                                              823,221             806,357
Fannie Mae, 4.77%, 2014                                                                               105,377             103,304
Fannie Mae, 4.839%, 2014                                                                              867,070             856,824
Fannie Mae, 4.871%, 2014                                                                              477,546             473,533
Fannie Mae, 5.1%, 2014                                                                                136,701             136,816
Fannie Mae, 4.56%, 2015                                                                               160,567             155,423
Fannie Mae, 4.62%, 2015                                                                               178,914             173,918
Fannie Mae, 4.665%, 2015                                                                              108,342             105,531
Fannie Mae, 4.69%, 2015                                                                                88,354              86,214
Fannie Mae, 4.7%, 2015                                                                                124,490             121,505
Fannie Mae, 4.74%, 2015                                                                               100,000              97,648
Fannie Mae, 4.815%, 2015                                                                              117,000             114,700
Fannie Mae, 4.82%, 2015                                                                               341,209             334,984
Fannie Mae, 4.85%, 2015                                                                                88,469              87,133
Fannie Mae, 4.89%, 2015                                                                                87,624              86,495
Fannie Mae, 4.925%, 2015                                                                              345,099             342,257
Fannie Mae, 5.471%, 2015                                                                              123,145             126,245
Fannie Mae, 6.5%, 2016 - 2036                                                                       1,677,997           1,720,157
Fannie Mae, 4.996%, 2017                                                                              327,926             326,812
Fannie Mae, 5.5%, 2017 - 2035                                                                      12,264,095          12,177,888
Fannie Mae, 6%, 2017 - 2034                                                                         2,272,819           2,303,240
Fannie Mae, 4.5%, 2019 - 2020                                                                       3,057,536           2,964,063
Fannie Mae, 4.88%, 2020                                                                                90,777              89,864
Fannie Mae, 7.5%, 2022 - 2031                                                                         217,408             227,886
Freddie Mac, 4.5%, 2013 - 2021                                                                        560,063             555,936
Freddie Mac, 4.375%, 2015                                                                             543,805             533,505
Freddie Mac, 5%, 2016 - 2025                                                                        2,428,221           2,416,633
Freddie Mac, 6%, 2021 - 2035                                                                        2,531,902           2,563,618
Freddie Mac, 5.5%, 2025 - 2035                                                                      3,950,176           3,917,313
Freddie Mac, 6.5%, 2032                                                                               691,275             710,526
Ginnie Mae, 5.5%, 2033                                                                              1,558,530           1,552,030
                                                                                                                      -----------
                                                                                                                      $40,638,363
                                                                                                                      -----------
U.S. GOVERNMENT AGENCIES - 27.0%
Aid-Egypt, 4.45%, 2015                                                                            $   473,000         $   456,823
Aid-Israel, 6.6%, 2008                                                                                270,727             271,304
Aid-Israel, 0%, 2021                                                                                  599,000             280,332
Aid-Peru, 9.98%, 2008                                                                                 273,048             282,496
Empresa Energetica Cornito Ltd., 6.07%, 2010                                                        1,567,000           1,592,620
Fannie Mae, 4.25%, 2009                                                                             1,073,000           1,059,922
Fannie Mae, 4.625%, 2013                                                                              213,000             209,615
Farmer Mac, 5.5%, 2011 (n)                                                                            690,000             704,895
Federal Home Loan Bank, 4.5%, 2007                                                                    150,000             149,865
Federal Home Loan Bank, 4.625%, 2008                                                                1,750,000           1,742,839
Freddie Mac, 4.2%, 2007                                                                               705,000             700,540
Freddie Mac, 5.625%, 2011                                                                           2,214,000           2,275,985
Freddie Mac, 5.05%, 2015                                                                              956,000             961,769
Overseas Private Investment Corp., 0%, 2007                                                            99,272             106,609
Small Business Administration, 8.7%, 2009                                                              26,213              26,942
Small Business Administration, 10.05%, 2009                                                             3,829               3,926
Small Business Administration, 6.34%, 2021                                                            539,812             560,237
Small Business Administration, 6.44%, 2021                                                            543,221             564,880
Small Business Administration, 6.625%, 2021                                                           592,463             620,616
Small Business Administration, 6.07%, 2022                                                            416,536             430,217
Small Business Administration, 4.89%, 2023                                                            600,437             593,918
Small Business Administration, 4.98%, 2023                                                            243,482             242,062
Small Business Administration, 4.34%, 2024                                                            337,163             322,793
Small Business Administration, 4.72%, 2024                                                            588,193             575,966
Small Business Administration, 4.77%, 2024                                                            577,356             567,118
Small Business Administration, 4.86%, 2024                                                            312,294             307,739
Small Business Administration, 4.87%, 2024                                                            367,745             362,227
Small Business Administration, 4.88%, 2024                                                            279,535             275,631
Small Business Administration, 4.99%, 2024                                                            387,316             384,218
Small Business Administration, 5.52%, 2024                                                            320,790             326,091
Small Business Administration, 4.76%, 2025                                                            508,842             496,158
Small Business Administration, 5.11%, 2025                                                            320,300             319,590
U.S. Department of Housing & Urban Development, 6.36%, 2016                                           500,000             518,304
U.S. Department of Housing & Urban Development, 6.59%, 2016                                         2,045,000           2,075,657
                                                                                                                      -----------
                                                                                                                      $20,369,904
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U.S. TREASURY OBLIGATIONS - 12.3%
U.S. Treasury Bonds, 9.25%, 2016                                                                  $   409,000         $   544,321
U.S. Treasury Bonds, 7.875%, 2021                                                                   1,785,000           2,318,826
U.S. Treasury Bonds, 6.25%, 2023                                                                    1,009,000           1,158,379
U.S. Treasury Bonds, 6%, 2026                                                                         405,000             457,745
U.S. Treasury Bonds, 0%, 2027                                                                         810,000             293,169
U.S. Treasury Bonds, 5.25%, 2028                                                                      346,000             361,084
U.S. Treasury Bonds, 4.5%, 2036                                                                       517,000             487,434
U.S. Treasury Bonds, STRIPS, 0%, 2021                                                                 596,000             288,705
U.S. Treasury Notes, 6.5%, 2010 (f)                                                                    66,000              69,416
U.S. Treasury Notes, 12%, 2013                                                                         19,000              20,810
U.S. Treasury Notes, 4%, 2014                                                                       1,879,000           1,812,649
U.S. Treasury Notes, TIPS, 3.875%, 2009                                                               677,532             702,277
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                               782,831             794,421
                                                                                                                      -----------
                                                                                                                      $ 9,309,236
                                                                                                                      -----------
  TOTAL BONDS                                                                                                         $73,756,774
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REPURCHASE AGREEMENTS - 1.5%
Merrill Lynch & Co., 5.39%, dated 3/30/07, due 4/02/07,
total to be received $1,158,520 (secured by U.S. Treasury
and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                                                           $ 1,158,000         $ 1,158,000
                                                                                                                      -----------
  TOTAL INVESTMENTS(k)                                                                                                $74,914,774
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OTHER ASSETS, LESS LIABILITIES - 0.9%                                                                                     643,873
                                                                                                                      -----------
  NET ASSETS - 100.0%                                                                                                 $75,558,647
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(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of March 31, 2007, the variable account held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $73,756,774 and 98.45% of market value. An independent pricing service provided an evaluated bid for
    98.08% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $704,895 representing 0.9% of net assets.

The following abbreviations are used in this report and are defined:

STRIPS      Separate Trading of Registered Interest and Principal of Securities
TIPS        Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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
GOVERNMENT SECURITIES VARIABLE ACCOUNT

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS OUTSTANDING AT 03/31/07
                                                                                                   UNREALIZED
                                                                               EXPIRATION         APPRECIATION
DESCRIPTION                           CONTRACTS               VALUE              DATE            (DEPRECIATION)
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
U.S. Treasury Bond (Short)               14                  $ 1,557,500        Jun-07             $   29,482
U.S. Treasury Note 5 yr (Long)           26                    2,750,719        Jun-07                  8,034
U.S. Treasury Note 10 yr (Short)         32                    3,460,000        Jun-07                  2,857
                                                                                                   ----------
                                                                                                   $   40,373
                                                                                                   ==========

At March 31, 2007, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT
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By (Signature and Title)* MARIA F. DWYER
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                          Maria F. Dwyer, President

Date: May 14, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 14, 2007
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By (Signature and Title)* TRACY ATKINSON
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                          Tracy Atkinson, Treasurer (Principal Financial Officer
                          and Accounting Officer)

Date: May 14, 2007
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* Print name and title of each signing officer under his or her signature.